Income (Loss) Per Share - Additional Information (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013
Earnings Per Share [Abstract]
Anti-dilutive effect on calculation of diluted loss per common share attributable to outstanding stock-based awards	1.4	1.0